Schwab Strategic Trust
Schwab U.S. REIT ETF

Portfolio Holdings as of May 31, 2024 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.9% OF NET ASSETS

Data Center REITs 8.3%
Digital Realty Trust, Inc.	1,718,384	249,749,930
Equinix, Inc.	360,311	274,910,087
		524,660,017

Diversified REITs 2.1%
Alexander & Baldwin, Inc.	385,493	6,476,282
American Assets Trust, Inc.	258,847	5,629,922
Armada Hoffler Properties, Inc.	358,375	4,063,973
Broadstone Net Lease, Inc.	995,641	15,283,089
Empire State Realty Trust, Inc., Class A	696,097	6,633,805
Essential Properties Realty Trust, Inc.	830,756	22,247,646
Global Net Lease, Inc.	1,039,117	7,772,595
WP Carey, Inc.	1,163,603	65,627,209
		133,734,521

Health Care REITs 11.7%
Alexandria Real Estate Equities, Inc.	837,945	99,715,455
CareTrust REIT, Inc.	693,877	17,742,435
Global Medical REIT, Inc.	326,494	3,033,129
Healthcare Realty Trust, Inc.	2,027,071	32,899,362
Healthpeak Properties, Inc.	3,766,998	74,963,260
LTC Properties, Inc.	220,272	7,577,357
Medical Properties Trust, Inc. (a)	3,188,181	17,088,650
National Health Investors, Inc.	230,948	15,261,044
Omega Healthcare Investors, Inc.	1,305,203	42,197,213
Sabra Health Care REIT, Inc.	1,231,560	17,956,145
Ventas, Inc.	2,141,172	107,615,305
Welltower, Inc.	2,945,154	305,324,115
		741,373,470

Hotel & Resort REITs 3.0%
Apple Hospitality REIT, Inc.	1,131,402	16,337,445
DiamondRock Hospitality Co.	1,113,910	9,434,818
Host Hotels & Resorts, Inc.	3,753,823	67,343,585
Park Hotels & Resorts, Inc.	1,116,484	17,707,436
Pebblebrook Hotel Trust	640,540	9,063,641
RLJ Lodging Trust	817,016	8,153,820
Ryman Hospitality Properties, Inc.	317,765	33,387,568
Service Properties Trust	879,788	4,733,259
Summit Hotel Properties, Inc.	573,456	3,509,551
Sunstone Hotel Investors, Inc.	1,093,042	11,236,472
Xenia Hotels & Resorts, Inc.	559,393	8,105,604
		189,013,199

Industrial REITs 12.3%
Americold Realty Trust, Inc.	1,418,349	37,827,368
EastGroup Properties, Inc.	253,819	41,925,822
First Industrial Realty Trust, Inc.	703,968	33,170,972
SECURITY	NUMBER OF SHARES	VALUE ($)
Innovative Industrial Properties, Inc.	149,087	16,068,597
LXP Industrial Trust	1,555,948	13,225,558
Plymouth Industrial REIT, Inc.	195,177	4,071,392
Prologis, Inc.	4,721,723	521,703,174
Rexford Industrial Realty, Inc.	1,121,445	50,868,745
STAG Industrial, Inc.	966,309	33,878,794
Terreno Realty Corp.	497,691	28,159,357
		780,899,779

Multi-Family Residential REITs 10.0%
Apartment Income REIT Corp.	769,034	29,800,068
Apartment Investment & Management Co., Class A *	713,843	5,632,221
AvalonBay Communities, Inc.	754,825	145,439,681
Camden Property Trust	568,154	58,321,008
Centerspace	80,108	5,468,172
Elme Communities	467,405	7,202,711
Equity Residential	1,836,659	119,437,935
Essex Property Trust, Inc.	341,641	88,754,915
Independence Realty Trust, Inc.	1,195,146	19,958,938
Mid-America Apartment Communities, Inc.	621,071	83,043,404
NexPoint Residential Trust, Inc.	121,161	4,442,974
UDR, Inc.	1,610,289	62,189,361
Veris Residential, Inc.	426,346	6,518,830
		636,210,218

Office REITs 3.3%
Boston Properties, Inc.	768,306	46,613,125
Brandywine Realty Trust	915,776	4,221,727
COPT Defense Properties	596,602	14,718,171
Cousins Properties, Inc.	808,000	18,689,040
Douglas Emmett, Inc.	887,881	12,385,940
Easterly Government Properties, Inc.	506,368	5,995,397
Equity Commonwealth *	567,400	10,956,494
Highwoods Properties, Inc.	562,074	14,597,062
Hudson Pacific Properties, Inc.	673,945	3,309,070
JBG SMITH Properties	463,785	6,678,504
Kilroy Realty Corp.	568,578	19,064,420
NET Lease Office Properties	77,528	1,840,515
Office Properties Income Trust	259,058	593,243
Paramount Group, Inc.	875,856	3,985,145
Peakstone Realty Trust (a)	191,479	2,374,340
Piedmont Office Realty Trust, Inc., Class A	658,140	4,797,841
SL Green Realty Corp.	344,722	18,259,924
Vornado Realty Trust	851,283	20,873,459
		209,953,417

Other Specialized REITs 7.2%
EPR Properties	400,523	16,437,464
Farmland Partners, Inc.	231,227	2,511,125

Schwab U.S. REIT ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Four Corners Property Trust, Inc.	481,525	11,754,025
Gaming & Leisure Properties, Inc.	1,420,856	63,796,435
Iron Mountain, Inc.	1,553,754	125,372,410
Lamar Advertising Co., Class A	466,021	55,041,740
Outfront Media, Inc.	772,300	11,159,735
Safehold, Inc.	237,781	4,584,418
Uniti Group, Inc.	1,269,607	4,011,958
VICI Properties, Inc.	5,505,027	158,049,325
		452,718,635

Retail REITs 14.4%
Acadia Realty Trust	544,508	9,387,318
Agree Realty Corp.	533,947	32,442,620
Brixmor Property Group, Inc.	1,599,702	36,009,292
Federal Realty Investment Trust	390,894	39,460,749
Getty Realty Corp.	260,741	7,199,059
InvenTrust Properties Corp.	359,578	8,906,747
Kimco Realty Corp.	3,544,747	68,626,302
Kite Realty Group Trust	1,168,000	25,602,560
Macerich Co.	1,149,725	17,383,842
NETSTREIT Corp.	364,965	6,332,143
NNN REIT, Inc.	970,988	40,558,169
Phillips Edison & Co., Inc.	649,782	20,754,037
Realty Income Corp.	4,425,414	234,812,467
Regency Centers Corp.	874,153	53,672,994
Retail Opportunity Investments Corp.	669,956	8,387,849
Simon Property Group, Inc.	1,734,267	262,411,940
SITE Centers Corp.	958,584	13,822,781
Tanger, Inc.	572,554	15,888,374
Urban Edge Properties	625,917	11,097,508
		912,756,751

Self Storage REITs 7.2%
CubeSmart	1,196,549	50,625,988
Extra Space Storage, Inc.	1,124,259	162,758,975
National Storage Affiliates Trust	410,687	15,022,931
Public Storage	842,093	230,590,326
		458,998,220

Single-Family Residential REITs 4.9%
American Homes 4 Rent, Class A	1,692,436	60,995,393
Equity LifeStyle Properties, Inc.	992,023	62,269,284
Invitation Homes, Inc.	3,061,006	106,492,399
Sun Communities, Inc.	662,194	78,132,270
UMH Properties, Inc.	332,058	5,020,717
		312,910,063

Telecom Tower REITs 13.0%
American Tower Corp.	2,422,982	474,274,497
Crown Castle, Inc.	2,307,772	236,546,630
SBA Communications Corp.	574,094	112,912,808
		823,733,935

SECURITY	NUMBER OF SHARES	VALUE ($)
Timber REITs 2.5%
PotlatchDeltic Corp.	422,423	18,050,135
Rayonier, Inc.	726,379	21,805,898
Weyerhaeuser Co.	3,883,214	116,612,916
		156,468,949
Total Common Stocks (Cost $6,613,280,295)		6,333,431,174

SHORT-TERM INVESTMENTS 0.3% OF NET ASSETS

Money Market Funds 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.26% (b)	4,276,209	4,276,209
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.26% (b)(c)	14,831,900	14,831,900
		19,108,109
Total Short-Term Investments (Cost $19,108,109)		19,108,109
Total Investments in Securities (Cost $6,632,388,404)		6,352,539,283

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
Dow Jones U.S. Real Estate Index, expires 06/21/24	274	9,099,540	28,397

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $14,143,790.
(b)	The rate shown is the annualized 7-day yield.
(c)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust

Schwab U.S. REIT ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2024 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Asset
Common Stocks[1]	$6,333,431,174	$—	$—	$6,333,431,174
Short-Term Investments[1]	19,108,109	—	—	19,108,109
Futures Contracts[2]	28,397	—	—	28,397
Total	$6,352,567,680	$—	$—	$6,352,567,680

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab U.S. REIT ETF
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees (the Board) has designated authority to a Valuation Designee, the fund’s investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
● Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
● Mutual funds: Mutual funds are valued at their respective net asset values (NAVs).
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments - Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.

Schwab U.S. REIT ETF
Notes to Portfolio Holdings (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the fund’s investments as of May 31, 2024, are disclosed in the fund’s Portfolio Holdings.
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